VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of the Carrying Amounts of Consolidated VIEs' Assets and Liabilities
The carrying amounts of consolidated VIEs' assets and liabilities associated with our special purpose subsidiaries were as follows:

(in thousands)	December 31, 2018(1)	December 31, 2017(1)
Assets
Restricted cash	$12,840	$6,871
Loans receivable less allowance for loan losses	136,187	167,706
Total Assets	$149,027	$174,577
Liabilities
Accounts payable and accrued liabilities	$4,980	$12
Deferred revenue	40	—
Accrued interest	831	1,266
Long-term debt	107,479	120,402
Total Liabilities	$113,330	$121,680
(1) VIE balances as of December 31, 2018 reflect the Non-Recourse Canada SPV facility whereas December 31, 2017 balances reflect the Non-Recourse U.S. SPV facility.